Consolidated Statements of Cash Flows (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Net income	$ 61,955	$ 107,045
Adjustments for:
Depreciation of property and equipment	8,483	5,811
Amortization of intangible assets	93,009	85,017
Amortization of contract assets	1,941	2,180
Share-based payments	139,103	53,180
Net finance cost	9,147	14,020
Gain on foreign currency exchange	(15,752)	(513)
Income tax expense	25,582	24,916
Loss on disposal	175	0
Changes in non-cash working capital items	(10,881)	21,332
Interest paid	(23,370)	(14,351)
Interest received	10,753	272
Income taxes paid - net	(32,482)	(32,052)
Cash flow from operating activities	267,663	266,857
Cash flow used in investing activities
Business acquisitions, net of cash acquired	0	(387,654)
Payment of acquisition-related contingent consideration	(2,012)	0
Acquisition of property and equipment	(13,744)	(5,728)
Decrease in other non-current assets	466	10,525
Net decrease in advances to third parties	2,059	9,190
Cash flow used in investing activities	(50,235)	(395,108)
Cash flow from (used in) financing activities
Shares repurchased and cancelled	(166,609)	0
Transaction costs from issuance of shares	(903)	(15,709)
Proceeds from exercise of stock options	2,072	8,994
Repayment of loans and borrowings	(5,120)	(2,560)
Proceeds from loans and borrowings	0	300,000
Transaction costs related to loans and borrowings	0	(5,529)
Proceeds from issuance of shares	0	424,833
Payment of lease liabilities	(3,727)	(2,594)
Purchase of non-controlling interest	(39,751)	0
Dividend paid by subsidiary to non-controlling interest	(260)	(1,360)
Cash flow from financing activities	(214,298)	706,075
Effect of movements in exchange rates on cash	(20)	(9,970)
Net increase in cash and cash equivalents	3,110	567,854
Cash and cash equivalents – Beginning of Year	748,576	180,722
Cash and cash equivalents – End of Year	751,686	748,576
Intangible assets
Cash flow used in investing activities
Acquisition of intangible assets and residual commission	(34,578)	(21,441)
Distributor commission buyouts
Cash flow used in investing activities
Acquisition of intangible assets and residual commission	$ (2,426)	$ 0